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PROSPECTUS STICKER
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T. Rowe Price Value Fund, Inc.

T. Rowe Price Value Fund—Advisor Class

Supplement to prospectus dated May 1, 2002

Effective March 31, 2003, the Portfolio Management paragraph in Section 3 of the funds` prospectuses dated May 1, 2002 are updated to reflect the following change:

Portfolio Management

Effective March 31, 2003, John D. Linehan became chairman of the fund`s Investment Advisory Committee. He joined T. Rowe Price in 1998 as an analyst and has been a member of the fund`s committee since 2001.

Brian C. Rogers, who has been chairman of the fund`s committee since its inception, will remain on it as a member.

The date of this supplement is March 31, 2003.

F107-041 3/31/03

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SHAREHOLDER ACCOUNT STATEMENT INSERT
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IMPORTANT INFORMATION ABOUT THE T. ROWE PRICE VALUE FUND
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The Portfolio Management paragraph in Section 3 of the fund's prospectus dated May 1, 2002, is updated to reflect the following change:
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Effective March 31, 2003, John D. Linehan became chairman of the fund's Investment Advisory Committee. He joined T. Rowe Price in 1998 as an analyst and has been a member of the fund's committee since 2001.
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Brian C. Rogers, who has been chairman of the fund's committee since its inception, will remain on it as a member.
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If you have any questions, please call a T. Rowe Price customer associate at 1-800-225-5132 from 7 a.m. to midnight ET on weekdays and 8:30 a.m. to 5 p.m. ET on weekends.
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VAL 29993
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